Pension Plans And Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2011
Pension Plans And Postretirement Benefits [Abstract]
Components Of Defined Benefit Pension Plans

	2011	2010
Projected Benefit Obligation:
Projected benefit obligation at beginning of period	$207,889	$235,846
Interest cost	11,233	12,295
Actuarial loss	39,028	19,313
Settlement payment	–	(50,200)
Benefits paid	(6,201)	(9,365)
Projected benefit obligation at December 31,	$251,949	$207,889

Change in Plan Assets:
Fair value of plan assets at beginning of period	$145,124	$167,652
Actual return on plan assets	7,166	6,898
Employer contributions	43,823	32,511
Settlement payment	–	(50,200)
Benefits paid	(6,201)	(9,365)
Administrative expenses	(1,036)	(2,372)
Fair value of plan assets at December 31,	$188,876	$145,124

Funded Status at end of year	$(63,073)	$(62,765)

Schedule Of Pension Expense Related To Defined Benefit Pension Plans

	2011	2010	2009

Interest cost	$11,233	$11,944	$12,433
Expected return on plan assets	(6,091)	(7,936)	(7,679)
Actuarial loss	2,659	1,929	2,290
Amortization of prior service cost	-	2	3
Net pension expense	$7,801	$5,939	$7,047

Schedule Of Plan's Assets At Fair Value
		Fair Value Measurements Using
	Total Fair Value Measurements	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)

Cash and cash equivalents	$15,479	$15,479	$–
Bonds and notes:
U.S. Government and agencies	27,076	27,076	–
Foreign governments	2,185	2,185	–
All other corporates	126,035	123,689	2,346
Other (primarily receivable on sale
of securities)	18,101	18,101	–
Total	$188,876	$186,530	$2,346

		Fair Value Measurements Using
	Total Fair Value Measurements	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)

Cash and cash equivalents	$21,748	$21,748
Bonds and notes:
U.S. Government and agencies	9,154	9,154
U.S. Government-Sponsored Enterprises	3,040	3,040
States, municipalities and political
subdivisions	325	325
All other corporates	110,857	110,857
Total	$145,124	$145,124

Schedule Of Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Income (Loss)

	2011	2010	2009

Net loss arising during period	$(38,989)	$(23,120)	$(5,161)
Settlement charge	–	16,891	–
Recognition of amortization in net periodic benefit cost:
Prior service cost	–	2	3
Actuarial loss	2,659	2,095	2,435
Total	$(36,330)	$(4,132)	$(2,723)

Schedule Of Assumptions For Pension Plan

	2011	2010
Discount rate used to determine benefit
obligation at December 31,	4.40%	5.50%
Weighted-average assumptions used to determine
net cost for years ended December 31,:
Discount rate	5.50%	6.00%
Expected long-term return on plan assets	4.25%	6.00%

Schedule Of Expected Pension Benefit Payments
2012	$4,453
2013	4,784
2014	6,371
2015	8,360
2016	9,243
2017 – 2021	67,536